Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories

7. Inventories

Inventories consisted of the following components (in millions):

	September 30, 2013	December 31, 2012
Finished goods and work-in-process	$104	$98
Raw materials and supplies	27	28

Total Inventories	$131	$126

Total inventories are presented net of an allowance for excess and obsolete inventory of $1.5 million at September 30, 2013 and December 31, 2012.

5. Inventories

Inventories consisted of the following components:

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Finished goods and work-in-process	$98	$93
Raw materials and supplies	28	24

Total inventories	$126	$117

Total inventories are presented net of an allowance for excess and obsolete inventory of $1.5 million and $1.5 million at December 31, 2012 and 2011, respectively. The total expense charged for excess and obsolete inventory for the year ended December 31, 2012 was $0.4 million. The total expense charged for excess and obsolete inventory for the Predecessor period from January 1 through February 14, 2012 was $0.1 million and for the years ended December 31, 2011 and 2010 were $0.2 million and $0.7 million, respectively.